Cover	Sep. 17, 2026
Document Information Line Items
Entity Registrant Name	KIDZ AI INC.
Entity Central Index Key	0002022308
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 17, 2026
Entity Ex Transition Period	false
Entity File Number	001-42588
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	99-2827182
Entity Address Address Line 1	450 7th Avenue
Entity Address Address Line 2	Suite 905
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10123
City Area Code	800
Local Phone Number	345-9588
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Class B Common Stock [Member]
Document Information Line Items
Security 12b Title	Class B Common Stock, $0.0001 par value per share
Trading Symbol	KIDZ
Security Exchange Name	NASDAQ
Redeemable Warrant [Member]
Document Information Line Items
Security 12b Title	Redeemable warrants
Trading Symbol	KIDZW
Security Exchange Name	NASDAQ